Performance Management - Sequoia ETF	Oct. 09, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Bar Chart and Performance Information
Performance Narrative [Text Block]

On October 16, 2026, the Fund will acquire the assets and assume the liabilities of the Sequoia Fund, Inc. (the “Predecessor Fund”), in a reorganization (the “Reorganization”). As a result of the Reorganization, the Fund will adopt the performance and financial history of the Predecessor Fund. The performance information provided below is that of the Predecessor Fund for periods prior to October 16, 2026. The Fund has the same investment objective, investment strategies, fundamental investment policies and management team as the Predecessor Fund. Updated performance information is available at no cost by calling the Fund toll-free at 1- 844-737-3230.

The bar chart illustrates how the Predecessor Fund’s average annual returns have varied from year to year for the past ten calendar years. The table below illustrates how the Predecessor Fund’s average annual total returns compare with those of a broad measure of market performance, the Standard & Poor’s 500 Index (“S&P 500 Index”). The Fund’s past performance, of course, does not necessarily indicate how it will perform in the future.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, of course, does not necessarily indicate how it will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart illustrates how the Predecessor Fund’s average annual returns have varied from year to year for the past ten calendar years. The table below illustrates how the Predecessor Fund’s average annual total returns compare with those of a broad measure of market performance, the Standard & Poor’s 500 Index (“S&P 500 Index”).
Bar Chart [Table]
Bar Chart Closing [Text Block]	During the period shown in the bar chart, the highest return for a quarter was 27.21% (2nd quarter 2020) and the lowest return for a quarter was -22.17% (1st quarter 2020).
Highest Quarterly Return, Label [Optional Text]	the highest return for a quarter was
Highest Quarterly Return	27.21%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	the lowest return for a quarter was
Lowest Quarterly Return	(22.17%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are estimates, which are calculated using the highest historical individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance [Table]
	1 Year	5 Years	10 Years
Return Before Taxes	22.13%	10.46%	11.04%
Return After Taxes on Distributions	19.30%	8.84%	8.36%
Return After Taxes on Distributions and Sale of Fund Shares	14.83%	8.04%	8.10%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	17.88%	14.42%	14.82%

Index No Deduction for Fees, Expenses, or Taxes [Text]	reflects no deduction for fees, expenses or taxes
Performance Table Closing [Text Block]

After-tax returns are estimates, which are calculated using the highest historical individual Federal marginal income tax rates, and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than “Return Before Taxes” because the investor is assumed to be able to use the capital loss of the sale of Fund Shares to offset other taxable gains. Actual after-tax returns depend on an individual investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund Shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Performance Availability Phone [Text]	1- 844-737-3230